Leases - Schedule of Changes in the Value of the Right-of-Use Assets (Details) - CAD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2023	Apr. 30, 2022
Disclosure of quantitative information about right-of-use assets [line items]
Ending balance	$ 7,443
Cost
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	3,476	$ 3,447
Additions	7,593	312
Acquisition of BioStrand		221
Lease modification		(22)
Loss on impairment		(369)
Disposals	(2,072)
Foreign exchange	255	(113)
Ending balance	9,252	3,476
Accumulated Depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	2,242	1,581
Depreciation	1,365	945
Loss on impairment		(196)
Disposals	(1,838)
Foreign exchange	40	(88)
Ending balance	1,809	2,242
Net Book Value
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	1,234
Ending balance		1,234
Building
Disclosure of quantitative information about right-of-use assets [line items]
Ending balance	7,333
Building | Cost
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	2,586	2,730
Additions	7,593	311
Acquisition of BioStrand		69
Lease modification		(22)
Loss on impairment		(369)
Disposals	(1,290)
Foreign exchange	196	(133)
Ending balance	9,085	2,586
Building | Accumulated Depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	1,736	1,334
Depreciation	1,109	698
Loss on impairment		(196)
Disposals	(1,274)
Foreign exchange	181	(100)
Ending balance	1,752	1,736
Building | Net Book Value
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	850
Ending balance		850
Automobile
Disclosure of quantitative information about right-of-use assets [line items]
Ending balance	110
Automobile | Cost
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	239	94
Additions		1
Acquisition of BioStrand		152
Disposals	(95)
Foreign exchange	23	(8)
Ending balance	167	239
Automobile | Accumulated Depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	46	27
Depreciation	58	23
Disposals	(57)
Foreign exchange	10	(4)
Ending balance	57	46
Automobile | Net Book Value
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	193
Ending balance		193
Lab Equipment | Cost
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	651	623
Disposals	(687)
Foreign exchange	36	28
Ending balance		651
Lab Equipment | Accumulated Depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	460	220
Depreciation	198	224
Disposals	(507)
Foreign exchange	(151)	16
Ending balance		460
Lab Equipment | Net Book Value
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	$ 191
Ending balance		$ 191